Insurance Contract Liabilities and Investment Contract Liabilities - Impact of Method and Assumption Changes (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of types of insurance contracts [line items]
Net increase (decrease) before income taxes	$ (278)	$ (173)
Mortality / Morbidity
Disclosure of types of insurance contracts [line items]
Net increase (decrease) before income taxes	(337)	(286)
Lapse and other policyholder behaviour
Disclosure of types of insurance contracts [line items]
Net increase (decrease) before income taxes	563	149
Expenses
Disclosure of types of insurance contracts [line items]
Net increase (decrease) before income taxes	6	71
Investment returns
Disclosure of types of insurance contracts [line items]
Net increase (decrease) before income taxes	(331)	(62)
Model enhancements and other
Disclosure of types of insurance contracts [line items]
Net increase (decrease) before income taxes	$ (179)	$ (45)